STATEMENT OF CASH FLOWS - USD ($)			9 Months Ended			12 Months Ended
	Sep. 30, 2020	Jan. 24, 2020	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss				$ (78,530,000)	$ (14,919,000)	$ (23,605,000)	$ (27,780,000)
Changes in operating assets and liabilities:
Increase in accrued expenses				12,199,000
Net cash used in operating activities				(29,744,000)	(11,321,000)	(21,937,000)	(16,948,000)
Cash flows from investing activities:
Net cash used in investing activities				(3,009,000)	(2,134,000)	(3,223,000)	(867,000)
Cash flows from financing activities:
Payment of offering costs				(653,000)
Net cash provided by financing activities				63,986,000	24,963,000	31,168,000	33,330,000
Net change in cash, cash equivalents and restricted cash				31,233,000	11,508,000	6,008,000	15,515,000
Cash, cash equivalents and restricted cash - beginning of year				28,548,000	22,540,000	22,540,000	7,025,000
Cash, cash equivalents and restricted cash - end of year	$ 59,781,000		$ 59,781,000	59,781,000	$ 34,048,000	$ 28,548,000	$ 22,540,000
Flying Eagle Acquisition Corp [Member]
Net Cash Provided by (Used in) Operating Activities [Abstract]
Net loss		$ (928)	(482,508)
Adjustments to reconcile net loss to net cash used in operating activities:
Trust income reinvested in Trust Account			(691,470)
Changes in operating assets and liabilities:
Increase in accrued expenses		928
Prepaid expenses			(386,229)
Accounts payable and accrued expenses			333,432
Net cash used in operating activities		0	(1,226,775)
Cash flows from investing activities:
Principal Amount Deposited In Trust Account		600,000,000	690,000,000
Net cash used in investing activities			(689,348,000)
Cash flows from financing activities:
Proceeds from sale of private placement warrants			15,050,000
Proceeds from sale of units			690,000,000
Payment of underwriters' discount			(13,800,000)
Payment of offering costs	(38,688,692)		(649,398)
Advances received from Promissory note			460,885
Repayment of advances received from Promissory note			(230,885)
Net cash provided by financing activities			690,830,602
Net change in cash, cash equivalents and restricted cash		0	255,827
Cash, cash equivalents and restricted cash - beginning of year		0	0
Cash, cash equivalents and restricted cash - end of year	255,827	0	255,827	255,827
Supplemental Schedule of Non-Cash Financing Activities:
Deferred underwriting compensation	$ 24,150,000		24,150,000	$ 24,150,000
Class A common stock subject to possible redemption			660,903,790
Offering costs paid by Sponsor in exchange for Founder Shares		25,000
Deferred offering costs included in accrued expenses		$ 10,000	$ 64,294